Fair Value Measurements (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Total	¥ 10,629,810				$ 1,640,960
Assets Held-for-sale, Long Lived, Fair Value Disclosure	6,825,694				1,053,706
Impairment of Long-Lived Assets Held-for-use	¥ 3,804,116	$ 587,254	¥ 0	¥ 0
Fair Value Inputs, Discount Rate	15.00%	15.00%
Medium-term Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	¥ 253,811				$ 39,182